14. Financial assets at amortized cost	12 Months Ended
Dec. 31, 2017
Financial Assets At Amortized Cost
Financial assets at amortized cost
	12.31.17	12.31.16
Non-current
Government bonds	-	44,429
Total Non-current	-	44,429

Current
Government bonds	11,498	1,511
Total Non-current	11,498	1,511